Changes in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (77)		$ 17
Other comprehensive income before reclassifications, net of tax	37		(96)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	19		2
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	56		(94)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(21)		(77)		17
Income Tax Expense (Benefit)	349		(384)		3
Gains and Losses on Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	0		(1)
Pension Plan, Defined Benefit [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(151)		(219)
Foreign Currency Translation Gains Losses [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	130		143
Gains and Losses on Cash Flow Hedges [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1)		(1)
Other comprehensive income before reclassifications, net of tax	0		(2)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	1		2
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1		0
Accumulated Other Comprehensive Income (Loss), Net of Tax			(1)
Amount Reclassified From Accumulated Other Comprehensive Loss, before tax	0		2
Income Tax Expense (Benefit)	1		0
Pension Plan, Defined Benefit [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(219)		(112)
Other comprehensive income before reclassifications, net of tax	50		(107)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	18		0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	68		(107)
Accumulated Other Comprehensive Income (Loss), Net of Tax			(219)
Income Tax Expense (Benefit)	(2)		0
Amortization of prior service cost	(1)	[1]	(6)	[1]
Amortization of net losses	21	[1]	6	[1]
Foreign Currency Translation Gains Losses [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	143		130
Other comprehensive income before reclassifications, net of tax	(13)		13
Amounts reclassified from Accumulated other comprehensive loss, net of tax	0		0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(13)		13
Accumulated Other Comprehensive Income (Loss), Net of Tax			$ 143

[1]	These accumulated other comprehensive income components are included in the computation of net pension and postretirement benefit expense (see Note 12).